UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

Semi-Annual Report

AGA Total Return Realty Plus Fund

June 30, 2007

AGA Total Return Realty Plus Fund

Sector Allocation
at June 30, 2007 (Unaudited)

*	Liabilities in excess of other assets.

Performance Summary

	CUMULATIVE
			SINCE
(As of June 30, 2007)	1 MONTH	3 MONTHS	INCEPTION*
AGA Total Return Realty Plus Fund - Class A
- Class A Load	-10.63%	-11.96%	-3.88%
- Class A No Load	-5.15%	-6.56%	1.98%
AGA Total Return Realty Plus Fund - Class K	-5.27%	-6.68%	1.44%
Market Index
MSCI US REIT Index	-9.37%	-9.59%	10.59%

*	The inception date for the AGA Total Return Realty Plus Fund was July 3, 2006.

The above index are unmanaged and cannot be invested in directly. Returns for the above indices and the Fund assume reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please call 1-888-884-8482.

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AGA Total Return Realty Plus Fund

Principal risks associated with an investment in the Fund include Stock Selection risk, Small and Medium Companies risk, and Foreign Investment risk. The Fund can invest in small and medium sized companies, which are often more volatile and less liquid than larger, more established companies and therefore increase the volatility of the Fund’s portfolio. The strategies used by the Fund’s investment adviser in selecting Fund’s portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

AGA Total Return Realty Plus Fund advises investors to carefully consider the investment objectives, risks, and charges and expenses associated with the Fund prior to investing. The Fund’s prospectus contains this and other information about the Fund. To obtain a prospectus containing more complete information about the Fund, including fees and expenses, please call 1-888-884-8482. Please read the prospectus carefully before investing.

Distributor: Rafferty Capital Markets, LLC

Date of first use:  March 1, 2007

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AGA Total Return Realty Plus Fund

Shareholder Expense Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.50% and 1.95% for Class A and Class K, respectively per the advisory agreement. Although the fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the fund’s transfer agent.  If you request a redemption be made by wire transfer, currently, the fund’s transfer agent charges a $15.00 fee.  Investment Retirement Accounts will be charged a $15.00 annual maintenance fee.  To the extent the fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the fund invests in addition to the expenses of the fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees and administration fees (which include fund accounting, custody and transfer agent costs).  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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AGA Total Return Realty Plus Fund

Actual Returns vs. Hypothetical Returns

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 1/1/07	Value 6/30/07	1/1/07 – 6/30/07*
Class A Actual *	$1,000	$917	$7.13
Class A Hypothetical (5% annual
return before expenses)	$1,000	$1,017	$7.50

Class K Actual*	$1,000	$914	$9.26

Class K Hypothetical (5% annual
return before expenses)	$1,000	$1,015	$9.74

*
Expenses are equal to the fund’s annualized expense ratio for the period January 1, 2007 through June 30, 2007 of 1.50%, and 1.95% for Class A and Class K, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

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AGA Total Return Realty Plus Fund

FINANCIAL STATEMENTS

Financial Statements as of
June 30, 2007

•	Schedule of Investments
•	Statement of Assets and Liabilities
•	Statement of Operations
•	Statements of Changes in Net Assets
•	Financial Highlights
•	Notes to the Financial Statements
•	Trustees & Officers

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AGA Total Return Realty Plus Fund

Schedule of Investments
at June 30, 2007 (unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (a) - 117.4%

EQUITY REITS - COMMON SHARES - 25.2%
American Financial Realty Trust	320	$3,302
Capital Lease Funding, Inc.	560	6,020
Cogdell Spencer, Inc.	130	2,677
Crystal River Capital, Inc.	100	2,428
Glimcher Realty Trust	150	3,750
HRPT Properties Trust	410	4,264
Lexington Realty Trust	130	2,704
Medical Properties Trust, Inc.	310	4,101
Sun Communities, Inc.	140	4,168
		33,414

EQUITY REITS - PREFERRED SHARES - 31.4%
Affordable Residential Communities	110	2,734
Biomed Realty Trust Inc.	170	4,250
Eagle Hospitality Properties Trust, Inc.	210	4,878
Lexington Realty Trust	160	3,894
Maguire Properties, Inc.	190	4,627
PS Business Parks, Inc.	190	4,469
Public Storage - C	110	2,632
Public Storage - W	170	4,021
Vornado Realty Trust - G	210	4,973
Vornado Realty Trust - I	210	4,998
		41,476

FINANCE REITS - COMMON SHARES - 24.9%
American Home Mortgage Investment Corp.	60	1,102
Annaly Capital Management, Inc.	220	3,172
Capital Trust, Inc.	80	2,731
iStar Financial, Inc.	130	5,763
Luminent Mortgage Capital, Inc.	160	1,614
MFA Mortgage Investments, Inc.	370	2,693
Newcastle Investment Corp.	170	4,262
NortStar Realty Financial Corp.	500	6,255
Redwood Trust, Inc.	110	5,322
		32,914

FINANCE REITS - PREFERRED SHARES - 24.5%
American Home Mortgage Investment Corp. - A	110	2,674
American Home Mortgage Investment Corp. - B	120	2,850
Anthracite Capital, Inc.	120	2,778
HomeBanc Corp.	130	2,366
Impac Mortgage Holdings, Inc. - B	130	2,529
Impac Mortgage Holdings, Inc. - C	130	2,561
iStar Financial, Inc.	170	4,243
NortStar Realty Financial Corp.	170	4,036

The accompanying notes are an integral part of these financial statements.

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AGA Total Return Realty Plus Fund

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (a) - 117.4% (continued)

FINANCE REITS - PREFERRED SHARES - 24.5% (CONTINUED)
Rait Financial Trust - A	60	$1,402
Rait Financial Trust - B	110	2,669
Thornburg Mortgage, Inc.	170	4,264
		32,372

LODGING REITS - COMMON SHARES - 1.9%
Hospitality Properties Trust	60	2,489
		2,489

LODGING REITS - PREFERRED SHARES - 9.5%
Highland Hospitality Corp.	170	4,259
Hospitality Properties Trust	170	4,131
Innkeepers USA Trust	190	4,123
		12,513
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $163,708)		155,178

CORPORATE FIXED INCOME - 4.2%
KB Home, 7.25%, due 6/15/2018	3,000	2,760
Standard Pacific Corp, 7.75%, due 3/15/2013 (b)	3000	2,760
		5,520

TOTAL CORPORATE FIXED INCOME
(Cost $5,947)		5,520

TOTAL INVESTMENT SECURITIES - 121.6%
(Cost $169,655)		160,698

Liabilities in excess of other assets - (21.6%)		(28,523)

TOTAL NET ASSETS - 100.00%		$132,175

(a)	The fund is primarily invested in the Real Estate Sector and therefore is subject to additional risks. See Note 1 in the Notes to Financial Statements.
(b)	Callable.

The accompanying notes are an integral part of these financial statements.

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AGA Total Return Realty Plus Fund

Statement of Assets and Liabilities
at June 30, 2007

ASSETS
Investments in securities, at value (cost $169,655) (Note 2)	$160,698
Cash	345
Receivables:
Portfolio investments sold	1,569
Dividends and interest	1,723
Total assets	164,335

LIABILITIES
Payables:
Investment securities purchased	3,119
Short term borrowing on credit facility	28,680
Investment advisory fees	140
Administration fees	42
Distribution fees	179
Total liabilities	32,160

NET ASSETS	$132,175

COMPONENTS OF NET ASSETS
Paid-in capital	$136,946
Accumulated net investment loss	(366)
Accumulated net realized gain on investments	4,552
Net unrealized depreciation on investments	(8,957)
Net assets	$132,175

Class A:
Net assets	$50,976
Shares issued and outstanding (unlimited number
of shares authorized without par value)	5,187
Net asset value and redemption price per share	$9.83
Maximum offering price per share(1)	$10.43

Class K:
Net assets	$81,199
Shares issued and outstanding (unlimited number
of shares authorized without par value)	8,274
Net asset value, offering price, and redemption price per share	$9.81

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales load of 5.75%.

The accompanying notes are an integral part of these financial statements.

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AGA Total Return Realty Plus Fund

Statement of Operations
Six Months Ended June 30, 2007

INVESTMENT INCOME
Dividends	$3,597
Interest	37
Total investment income	3,634

EXPENSES (Note 4)
Investment advisory fees	889
Distribution and shareholder servicing fees - Class K	109
Administration fees - Class A	69
Administration fees - Class K	196
Total expenses	1,263
Net investment income	2,371

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	4,585
Change in net unrealized depreciation on investments	(19,470)
Net realized and unrealized loss on investments	(14,885)
Net decrease in net assets resulting from operations	$(12,514)

The accompanying notes are an integral part of these financial statements.

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AGA Total Return Realty Plus Fund

Statements of Changes in Net Assets

		For the Period
	Six Months Ended	July 3, 2006* to
	June 30, 2007	December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income	$2,371	$425
Net realized gain on investments	4,585	1,491
Change in net unrealized appreciation (depreciation)
on investments	(19,470)	10,513
Net increase (decrease) in net assets
resulting from operations	(12,514)	12,429
DISTRIBUTION TO SHAREHOLDERS
From net investment income:
Class A	(1,130)	(330)
Class K	(1,607)	(439)
From net realized gain on security transactions
Class A	(454)	—
Class K	(726)	—
Total distributions to shareholders	(3,917)	(769)
CAPITAL SHARE TRANSACTIONS
Class A:
Shares sold	—	50,000
Shares issued in reinvestment of distributions	1,584	330
Shares redeemed	—	—
Net increase in net assets derived from
Class A capital share transactions	1,584	50,330
Class K:
Shares sold	10,000	82,000
Shares issued in reinvestment of distributions	2,333	439
Shares redeemed	(9,740)	—
Net increase in net assets derived from
Class K capital share transactions	2,593	82,439
Total increase in net assets
from capital share transactions	4,177	132,769
Total increase (decrease) in net assets	(12,254)	144,429
NET ASSETS
Beginning of period	144,429	—
End of period	$132,175	$144,429

*	The Fund commenced operations on July 3, 2006.

The accompanying notes are an integral part of these financial statements.

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AGA Total Return Realty Plus Fund

			For the Period
	Six Months Ended		July 3, 2006* to
CAPITAL SHARE ACTIVITY	June 30, 2007		December 31, 2006
Class A:	Shares	Value	Shares	Value
Shares sold	—	$—	5,000	$50,000
Shares issued in
reinvestment of distributions	157	1,584	30	330
Shares redeemed	—	—	—	—
Net increase	157	$1,584	5,030	$50,330

Class K:	Shares	Value	Shares	Value
Shares sold	837	$10,000	8,001	$82,000
Shares issued in
reinvestment of distributions	233	2,333	40	439
Shares redeemed	(837)	(9,740)	—	—
Net increase	233	$2,593	8,041	$82,439

*	The Fund commenced operations on July 3, 2006.

The accompanying notes are an integral part of these financial statements.

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AGA Total Return Realty Plus Fund

Financial Highlights
For a capital share outstanding throughout the period

	Six Months
	Ended		Period Ended
	June 30,		December 31,
CLASS A	2007		2006(1)

Net asset value, beginning of period	$11.06		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.20		0.08
Net realized and unrealized
gain / (loss) on investments	(1.12)		1.05
Total from investment operations	(0.92)		1.13

LESS DISTRIBUTIONS
From net investment income	(0.22)		(0.07)
From net realized gains	(0.09)		—
Total distributions	(0.31)		(0.07)
Net asset value, end of period	$9.83		$11.06
Total return without sales load	-8.34	%^	11.26	%^
Total return with sales load	-13.58	%^	4.86	%^

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period	$50,976		$55,623

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.50	%+	1.50	%+

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS	4.09	%+	1.53	%+

Portfolio turnover rate	194	%^	69	%^

(1)	The fund commenced operations on July 3, 2006.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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AGA Total Return Realty Plus Fund

Financial Highlights
For a capital share outstanding throughout the period

	Six Months
	Ended	Period Ended
	June 30,	December 31,
CLASS K	2007	2006(1)

Net asset value, beginning of period	$11.04	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.17	0.05
Net realized and unrealized
gain / (loss) on investments	(1.11)	1.04
Total from investment operations	(0.94)	1.09

LESS DISTRIBUTIONS
From net investment income	(0.20)	(0.05)
From net realized gain	(0.09)	—
Total distributions	(0.29)	(0.05)
Net asset value, end of period	$9.81	$11.04
Total return	-8.57%^	10.95	%^

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period	$81,199	$88,806

RATIO OF EXPENSES TO AVERAGE NET ASSETS	1.95%+	1.95	%+

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS	3.66%+	1.51	%+

Portfolio turnover rate	194%^	69	%^

(1)	The fund commenced operations on July 3, 2006.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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AGA Total Return Realty Plus Fund

Notes to the Financial Statements
June 30, 2007

1. Organization

The AGA Total Return Realty Plus Fund (the “Fund”) is a series of Marketocracy Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust was organized as a Delaware statutory trust on July 14, 1999.  The Fund commenced operations on July 3, 2006.

The Fund offers Class A and Class K shares.  Class A shares are sold with a front-end sales charge.  Class K shares have no sales charge.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and other expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s primary objective is long-term total return, and its secondary investment objective is current income.  In seeking these objectives, the Fund invests at least 80% of its managed assets in U.S. and non-U.S. realty securities (e.g. real estate investment trusts (“REITs”), real estate operating companies (“REOCs”) and exchange traded funds (“ETFs”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Investment Valuation
Portfolio securities are valued as follows:

(1)
securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price on such day,

(2)
securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued,

(3)	securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and

(4)
securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

In general, the Fund “fair values” securities (or other assets) when the Fund’s sub-administrator, administrator or investment adviser do not receive market quotations for those securities (or other assets) or, in some limited cases, receive market quotations for the securities or other assets that they do not believe are reliable or correct.  Circumstances that might give rise to the Fund fair valuing a

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AGA Total Return Realty Plus Fund

security include trading halts, de-listing of the security, early closing or failure of the opening of the primary exchange on which the security primarily trades, and corporate actions, e.g., stock splits, tender offers, reorganizations or exchanges.  With respect to the Fund’s investments in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based in part upon the net asset values of such investment companies.  The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Despite diligence and good faith, the fair valuing of the Fund’s portfolio securities could lead to values, which in hindsight and with information not available when fair valuing, that are not entirely accurate.  However, virtually all of the Fund’s portfolio securities trade principally on U.S. securities exchanges. Thus, fair valuing presents fewer risks for the Fund than those faced by mutual funds holding securities traded on foreign exchanges.  Nevertheless, the Fund regularly reviews the appropriateness and accuracy of the method it uses in valuing its portfolio securities to determine if it should make any necessary change adjustments.  As of June 30, 2007 the Fund did not hold fair valued securities.

The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

NOTE: If the Fund has portfolio securities that are primarily listed on foreign exchanges and trade on weekends or other days when the Fund does not price its shares, please note that the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Share Valuation
The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent.  Class A shares are sold with a front-end sales charge of 5.75%.  For Class K shares, the offering and redemption price per share is equal to the net asset value per share.

Distributions to Shareholders
Dividends from net investment income will be declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Real Estate Investments Trust Securities
The Fund has made certain investments in real estate investment trusts (“REITs”) which makes distributions to their shareholders based upon available funds from operations.  Each REIT reports annually the tax character of its distribution.  Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs.  It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.  Management does not estimate the tax character of REIT distributions for which actual information has not been reported.  At June 30, 2007, the Fund had undistributed net investment income of which a portion or all of the undistributed net investment income could be return of capital or reclassified to capital gains.

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AGA Total Return Realty Plus Fund

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Security Transactions and Investment Income
Investment and shareholder transactions are recorded on the trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

New Accounting Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No.48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Effective June 29, 2007, the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The adoption of FIN 48 had no impact on the Company’s net assets or results of operations.

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AGA Total Return Realty Plus Fund

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

3. Investment Transactions

The Fund’s aggregate purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007 are summarized below:

Purchases	$324,451
Sales	$292,024

There were no purchases or sales of long-term U.S. Government securities.

At June 30, 2007, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Unrealized appreciation	$367
Unrealized depreciation	$(9,324)
Net unrealized appreciation on investments	$(8,957)

4. Fees and Expenses

Advisory Fees – The investment adviser for the Fund is Alesco Global Advisors LLC (“AGA” or the “Adviser”).  The Fund’s investments are managed by the Adviser pursuant to the terms of the Investment Advisory and Management Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Adviser regularly provides the Fund with investment research, advice, management and supervision and furnishes a continuous investment program for the Fund’s portfolio, subject to the supervision of the Trust’s Board of Trustees.  The Adviser is responsible for (1) the compensation of any of the Trust’s Trustees, officers and employees who are “interested persons” of the Trust, (2) compensation of the Adviser’s personnel and payment of other expenses in connection with the provision of portfolio management services under the Advisory Agreements, and (3) expenses of printing and distributing the Fund’s Prospectus and sales and advertising materials to prospective investors.

The Fund’s investment adviser receives an investment advisory and management fee from the Fund at the annual rate of 1.25% of the average daily net assets of the Fund.  For the services provided by the Adviser under the Advisory Agreement, the Adviser has contractually agreed that the Fund’s total annual operating expenses for Class A will be 1.50%, of the Class A’s average daily net assets up to $200 million, 1.45% of such assets from $200 million to $500 million, 1.40% of such assets from $500 million to $1 billion and 1.35% of such assets in excess of $1 billion; and similarly for Class K will be 1.95%, of the Class K’s average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion and 1.80% of such assets in excess of $1 billion.  However, such agreements do not extend to the Fund’s expenses, currently estimated to be up to 0.05% of such assets for the coming fiscal year, due to holding or carrying the Fund’s securities, including expenses of dividends on stock borrowed to cover a short sale or interest, fees or other charges incurred in connection with any leverage and related borrowings, which are paid by the Fund.  This arrangement will continue as long as the Trust’s Board of Trustees annually reviews and renews the Advisory Agreement.

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AGA Total Return Realty Plus Fund

Administration Fees – The Trust has entered into a separate contract with AGA wherein AGA is responsible for providing administrative and supervisory services to the Fund (the “Administration Agreement”).  Under the Administration Agreement, AGA oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations.  AGA also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreement, AGA is responsible for the equipment, staff, office space and facilities necessary to perform its obligations thereunder.  AGA has also assumed responsibility for payment of all of the Fund’s operating expenses except for brokerage, commission and other investment-related expenses and any extraordinary and nonrecurring expenses.

For the services rendered by AGA under the Administration Agreement, AGA receives an annual compensation for Class A of 0.25%, of the Class A’s average daily net assets up to $200 million, 0.20% of such assets from $200 million to $500 million, 0.15% of such assets from $500 million to $1 billion and 0.10% of such assets in excess of $1 billion, and for Class K will be 0.45%, of the Class K’s average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion and 0.30% of such assets in excess of $1 billion, respectively, for Fund administration duties.  From this compensation, the Fund’s administrator will pay all expenses of the Fund except brokerage fees (including commissions, mark ups and mark downs), annual account fees for margin accounts, foreign tax withholdings, and expenses due to holding or carrying the Fund’s securities, including expenses of dividends on stock borrowed to cover a short sale or interest, fees or other charges incurred in connection with any leverage and related borrowings, which are paid by the Fund.

Distribution Fees – Rafferty Capital Markets, Inc. (the “Distributor”) serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to Class K shares. The Plan provides that the Fund may pay a fee to the Distributor at an annual of 0.25% of the average daily net assets of class K shares.  No distribution or shareholder serving fees are paid by class A shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  For the period ended June 30, 2007, Class K shares of the Fund incurred $109 in distribution fees.

AGA has retained U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) to serve as the Fund’s transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist AGA in providing executive, administrative and regulatory services to the Fund.  AGA (not the Fund) pays the Transfer Agent’s fees for these services.

5. Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2007 for the Fund was as follows:

Ordinary income	$2,737
Short Term Capital Gain	$986
Long Term Capital Gain	$194

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AGA Total Return Realty Plus Fund

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AGA Total Return Realty Plus Fund

Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees.  Information pertaining to the Trustees and officers of the Fund is set forth below.  The Trust’s Statement of Additional Information includes additional information about the Fund’s Trustees and officers and is available, without charge, upon request by calling 1-888-884-8482.

Independent Trustees

Name and Address	Position, Term, and Length of Time Served

Ashley E. Boren	Trustee since August 2004
1200 Park Place, Suite 100
San Mateo, CA 94403

Arthur L. Roth	Trustee, Chairman of Board since 1999
1200 Park Place, Suite 100
San Mateo, CA 94403

William J. Scilacci	Trustee since December 1999
1200 Park Place, Suite 100
San Mateo, CA 94403

Interested Trustees and Officers

Name and Address	Position, Term, and Length of Time Served

Kendrick W. Kam	Trustee, President and Treasurer since December 1999
1200 Park Place, Suite 100
San Mateo, CA 94403

Erin La Porte	Secretary since August 2006
615 East Michigan Street
Milwaukee, WI 53202

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AGA Total Return Realty Plus Fund

Independent Trustees

Principal Occupation	Number of portfolios	Other Trusteeship/
during the Past Five Years	overseen by Trustee	Directorship held by Trustee

Executive Director, Sustainable	1	Robert and Patricia Switzer
Conservation, a non-profit		Foundation (2002 - Present)
environmental organization
(1997 - Present)

Retired; Director and CEO, Levi	1	None
Strauss & Co., a clothing
manufacturer (1949 to 1973);
CEO, PharmChem Laboratories,
a national drug testing firm
(1981 to 1987)

Retired; Director, Bank of Santa	1	Director Bank of Santa Clara
Clara (1973-2000); President,		(1973-2000)
Bank of Santa Clara (1982-1993)

Interested Trustees and Officers

Principal Occupation	Number of portfolios	Other Trusteeship/
during the Past Five Years	overseen by Trustee	Directorship held by Trustee

President, Marketocracy, Inc.	1	None
(1999-present), President and
Vice President, Marketocracy
Capital Management LLC (2000
to present), Ingenuity Capital
Management LLC (July 1999 to
2004); President, Interactive
Research Advisers, Inc. and
co-portfolio manager (1993 to 1999)

Compliance Officer, U.S.	N/A	N/A
Bancorp Fund Services, LLC
(2001 – Present)

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AGA Total Return Realty Plus Fund

Privacy Policy
Marketocracy Funds

Marketocracy Funds recognizes and respects your privacy expectations.  We are providing our privacy policy to you as notice of the kinds of information we collect about you and the circumstances in which that information may be disclosed

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions, and to the Funds’ investment advisers and their affiliates.  Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

From time to time, we may also share your personal or financial information with another company that may have financial products or services of interest to you.  We recognize that not all shareholders appreciate receiving information from other companies about products or services that may interest them.  You may instruct Marketocracy Funds not to share your information with other companies for this purpose.

To request that your information not be shared (an Opt Out Request), please call us toll-free at 888-884-8482, or send a written request, including your name, address and social security number to:

Marketocracy Funds
c/o US Bancorp Funds Services LLC
P.O. Box 701
Milwaukee, WI 53201-0701

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

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AGA Total Return Realty Plus Fund

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AGA Total Return Realty Plus Fund

Availability of Quarterly Portfolio Schedule
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters.  Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-888-884-8482.  You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Proxy Voting
Information regarding how the Fund voted proxies relating to portfolio securities of the Fund during the most recent 12-month period ended June 30 is available annually, by calling 1-888-884-8482.  Furthermore, you can obtain the information on the Securities and Exchange Commission’s website at http://www.sec.gov.  Due to the Fund commencing operations on July 3, 2006, there are no proxy voting documents available.

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities of the Fund are available on the Fund’s website at the Securities and Exchange Commission’s website at http://www.sec.gov.

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AGA Total Return Realty Plus Fund

Investment Adviser/Administrator
Alesco Global Advisors LLC
400 South El Camino Real, Suite 1250
San Mateo, CA 94402

Transfer Agent/Sub-Administrator
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(Toll-Free) 1-888-884-8482

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY  11530

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report and the financial statements contained in it are provided for the general information of the shareholders of Marketocracy Funds.  To obtain a prospectus containing more complete information about Marketocracy Funds, including fees and expenses, please call us at 1-888-884-8482, or visit funds.marketocracy.com.

Please read it carefully before you invest or send money.

Investment Act No. 811-09445

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)*       /s/Kendrick W. Kam
            Kendrick W. Kam, President & Treasurer

Date    September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Kendrick W. Kam
            Kendrick W. Kam, President & Treasurer

Date    September 5, 2007

* Print the name and title of each signing officer under his or her signature.